Other Income (Expense), Net	12 Months Ended
Dec. 31, 2018
Other Expense, Nonoperating [Abstract]
Other Income (Expense), Net
Other (Expense) Income, Net

The components of other (expense) income, net are as follows:

	For the year ended December 31,
($ thousands)	2018	2017	2016
Tender and redemption premium	(48,935)	(37,793)	—
Unamortized debt issuance costs	(7,059)	(7,307)	—
Swap	(443)	4,532	(5,220)
Unamortized debt premium	3,089	12,394	—
Other	(1,559)	(3,419)	—
Total debt related	(54,907)	(31,593)	(5,220)

Gain on sale of available-for-sale investment	—	—	20,365
Other	300	(1,800)	3,220
	(54,607)	(33,393)	18,365

Debt Related

During 2018, we completed the following debt transactions, which resulted in a $54.4 million loss on extinguishment of debt for the year ended December 31, 2018:

•	Repurchased a portion of the 4.125% Notes;

•	Repurchased a portion of the 4.750% Notes;

•	Redeemed the 5.625% Notes;

•	Redeemed the remaining 7.500% Notes; and

•	Redeemed a portion of the 5.500% Notes.

In 2017, we purchased of a portion of the 7.500% Notes which resulted in a $25.7 million loss on extinguishment of debt for the year ended December 31, 2017.

Further details of these transactions are disclosed in Note 14, Debt.

Gain on sale of available-for-sale investment

In 2016, we sold an available-for-sale investment in the Italy segment for approximately $23.9 million and recognized a gain on sale of $20.4 million.